Business Segment Information - Customer concentration (Details) - Sales Revenue - Customer Concentration - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
U.S. Government Agencies
Customer sales concentration
Sales revenue	$ 327.8	$ 267.5	$ 267.9
Transport for London (TfL)
Customer sales concentration
Sales revenue	$ 147.3	$ 156.3	$ 183.2